Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 7,376	$ 15,542	$ 7,081
Marketable securities			900
Prepaid expenses and other current assets	764	858	194
Total current assets	8,140	16,400	8,175
Property and equipment, net	135	141	2,723
Other assets	6,426	750
Restricted cash	137	137	137
Total assets	14,838	17,428	11,035
Current liabilities:
Accounts payable	1,100	1,590	776
Accrued expenses	99	1,000	2,705
Accrued lease liability-current portion	1,118
Current portion of deferred rent		45	35
Current portion of deferred lease incentive		238	111
Current portion of equipment loan			178
Total current liabilities	2,317	2,873	3,805
Accrued expenses due to Intrexon Corporation	1,125	1,125	3,040
Accrued lease liability-long-term	6,918
Deferred revenue	10,000	10,000
Deferred rent		351	280
Deferred lease incentive		1,025	499
Warrant liability	10	2,512	14,679
Total liabilities	20,370	17,886	22,303
Commitments and contingencies
Convertible preferred stock and stockholders' deficit:
Convertible preferred stock
Common stock	839	513	159
Additional paid-in capital	219,874	215,859	196,760
Accumulated deficit	(226,245)	(216,830)	(208,187)
Total stockholders' deficit	(5,532)	(458)	(11,268)
Total liabilities and stockholders' deficit	$ 14,838	$ 17,428	$ 11,035